Note 7 - Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about cost of sales [text block]
	Year Ended December 31,
	2018	2017
Consumables and materials	$49,750	$33,179
Labour costs	106,540	69,435
Energy	35,366	30,738
Other costs	13,300	16,072
Production costs	$204,956	$149,424
Transportation and other selling costs	3,399	3,267
Workers participation costs	5,775	2,328
Environmental duties and royalties	1,288	1,096
Inventory changes	(3,776)	1,752
Inventory loss due to Republic Metals Refining Corp. bankruptcy (1)	7,520	—
Standby costs during stoppage at the La Encantada mine	—	1,398
	$219,162	$159,265